Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events
Subsequent Events

17. Subsequent Events

        On July 25, 2018, the board of directors of GasLog Partners approved and declared a quarterly cash distribution of $0.53 per common unit for the quarter ended June 30, 2018. The cash distribution is payable on August 10, 2018, to all unitholders of record as of August 6, 2018. The aggregate amount of the declared distribution will be $24,272 based on the number of units issued and outstanding as of June 30, 2018.

        On July 25, 2018, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit and a distribution on the Series B Preference Units of $0.5125 per preference unit. The cash distributions are payable on September 17, 2018 to all unitholders of record as of September 10, 2018.